INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

7. INVENTORIES

As of December 31, 2022 and 2021, inventories consisted of:

	December 31, 2022	December 31, 2021
Finished products	$1,807,000	$594,000
Raw materials, parts and supplies	788,000	652,000
Total inventories	$2,595,000	$1,246,000